Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 13, 2018
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Jun. 13, 2018
Document Effective Date	Jun. 13, 2018
Prospectus Date	May 31, 2018
Angel Oak Multi-Strategy Income Fund | Class A
Prospectus:
Trading Symbol	ANGLX
Angel Oak Multi-Strategy Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANGIX
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus:
Trading Symbol	ANGCX
Angel Oak Multi-Strategy Income Fund | Class T
Prospectus:
Trading Symbol	ANGTX